Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 0.0%

Security	Shares	Value
Containers & Packaging — 0.0%(1)
LG Newco Holdco, Inc.(2)(3)	6,015	$ 13,158
		$ 13,158
Electronics/Electrical — 0.0%
Skillsoft Corp.(2)(3)(4)	5,981	$ 58,913
		$ 58,913
Total Common Stocks (identified cost $68,832)		$ 72,071

Corporate Bonds — 6.7%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)	$250	$ 265,000
5.75%, 4/20/29(5)	200	216,500
Delta Air Lines, Inc., 7.00%, 5/1/25(5)	50	58,384
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(5)	100	111,256
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(5)	30	33,990
		$ 685,130
Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(5)	$22	$23,464
6.75%, 5/15/25(5)	22	23,485
Tenneco, Inc., 5.125%, 4/15/29(5)	150	154,342
		$201,291
Building and Development — 1.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(5)	$1,025	$1,051,758
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(5)	50	54,055
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(5)	100	106,797
		$1,212,610
Business Equipment and Services — 0.5%
Corelogic, Inc., 4.50%, 5/1/28(5)	$75	$74,438
Garda World Security Corp., 4.625%, 2/15/27(5)	75	75,526
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(5)	75	83,048
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)	$350	$ 365,872
		$ 598,884
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(5)	$75	$ 75,656
		$ 75,656
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(5)	$75	$ 74,574
		$ 74,574
Cosmetics/Toiletries — 0.0%(1)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(5)	$25	$25,412
		$25,412
Drugs — 0.5%
Jazz Securities DAC, 4.375%, 1/15/29(5)	$550	$570,927
		$570,927
Ecological Services and Equipment — 0.6%
GFL Environmental, Inc., 4.25%, 6/1/25(5)	$75	$78,304
Madison IAQ, LLC, 4.125%, 6/30/28(5)	650	657,312
		$735,616
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(5)	$300	$309,000
		$309,000
Financial Intermediaries — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(5)	$225	$237,896
		$237,896
Food, Beverage & Tobacco — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(5)	$100	$114,125
		$114,125
Health Care — 0.8%
HCA, Inc., 5.25%, 4/15/25	$750	$858,741
RP Escrow Issuer, LLC, 5.25%, 12/15/25(5)	25	26,175
		$884,916
Industrial Equipment — 0.1%
Clark Equipment Co., 5.875%, 6/1/25(5)	$25	$26,469

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment (continued)
Vertical US Newco, Inc., 5.25%, 7/15/27(5)	$50	$ 52,750
		$ 79,219
Leisure Goods/Activities/Movies — 0.0%(1)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(5)	$25	$ 26,976
		$ 26,976
Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(5)	$125	$ 81,100
iHeartCommunications, Inc.:
4.75%, 1/15/28(5)	25	25,807
5.25%, 8/15/27(5)	25	26,185
Univision Communications, Inc., 4.50%, 5/1/29(5)	150	151,472
		$284,564
Retailers (Except Food and Drug) — 0.0%(1)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(5)	$25	$26,000
		$26,000
Technology — 0.4%
Boxer Parent Co., Inc., 7.125%, 10/2/25(5)	$50	$53,634
Clarivate Science Holdings Corp., 3.875%, 6/30/28(5)	200	202,072
LogMeIn, Inc., 5.50%, 9/1/27(5)	75	77,779
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(5)	100	104,403
		$437,888
Telecommunications — 0.9%
Lumen Technologies, Inc., 4.00%, 2/15/27(5)	$875	$893,594
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(5)	125	122,971
		$1,016,565
Total Corporate Bonds (identified cost $7,388,794)		$7,597,249

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$ 356,615
SPDR Blackstone Senior Loan ETF	10,750	497,617
Total Exchange-Traded Funds (identified cost $866,581)		$ 854,232

Preferred Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(2)(3)	910	$ 81,886
Total Preferred Stocks (identified cost $47,767)		$ 81,886

Senior Floating Rate Loans — 117.0%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$520	$ 506,844
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	280	272,890
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	440	431,548
		$ 1,211,282
Air Transport — 1.3%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$375	$ 391,406
Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28	175	174,417
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	850	898,769
		$1,464,592
Automotive — 5.1%
Adient US, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/8/28	$125	$125,325
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	357	357,244
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	650	655,281
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	125	124,428
Bright Bidco B.V., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	166	139,533
Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23	648	645,349
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	735	730,248
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23	249	238,135
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	755	754,165
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	547	548,618

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive (continued)
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	$100	$ 100,266
Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	496	492,338
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	110	110,324
TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	100	100,249
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	599	599,331
Wheel Pros, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	125	125,460
		$ 5,846,294
Beverage and Tobacco — 0.1%
Triton Water Holdings, Inc, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	$175	$175,094
		$175,094
Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$320	$321,234
Clipper Acquisitions Corp., Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 3/3/28	225	222,474
		$543,708
Building and Development — 5.5%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$375	$379,687
American Builders & Contractors Supply Co., Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/27	172	170,902
APi Group DE, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/1/26	816	815,249
Beacon Roofing Supply, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 4/23/28	150	149,437
Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25	243	237,776
Core & Main, L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(7)	745	746,132
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	1,350	1,350,242
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	514	510,218
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	250	248,616
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	476	478,188
Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development (continued)
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	$148	$ 149,236
RE/MAX International, Inc., Term Loan, 6/24/28(8)	275	275,000
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	339	338,481
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	193	193,465
WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	194	194,057
		$ 6,236,686
Business Equipment and Services — 9.8%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$424	$ 422,583
AppLovin Corporation, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25	464	464,091
Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27	744	743,031
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	192	189,594
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26	123	122,817
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	373	373,778
Cast and Crew Payroll, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 2/9/26	399	397,141
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	1,158	1,159,421
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	371	373,447
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	800	797,750
First Advantage Holdings, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 1/31/27	294	292,604
Garda World Security Corporation, Term Loan, 4.35%, (1 mo. USD LIBOR + 4.25%), 10/30/26	353	355,109
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	499	500,907
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25	294	294,907
Intrado Corporation, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(7)	216	211,290
IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25	564	565,348
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	49	48,695

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	$263	$ 259,326
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	250	250,156
Nielsen Consumer, Inc., Term Loan, 4.08%, (1 mo. USD LIBOR + 4.00%), 3/6/28	75	75,046
Outfront Media Capital, LLC, Term Loan, 1.841%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	73,922
Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27	125	124,937
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(7)	354	354,164
Rockwood Service Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/23/27	290	291,179
SMG US Midco 2, Inc., Term Loan, 2.662%, (USD LIBOR + 2.50%), 1/23/25(7)	242	234,884
Sotheby's, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27	197	198,387
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28	923	924,418
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	695	696,521
Trans Union, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/16/26	65	64,578
Vestcom Parent Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 12/19/23	249	249,013
		$11,109,044
Cable and Satellite Television — 3.2%
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$492	$489,218
CSC Holdings, LLC:
Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	394	389,662
Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/15/27	499	494,945
Telenet Financing USD, LLC, Term Loan, 2.073%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	271,455
UPC Broadband Holding B.V., Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	642,920
UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29	475	472,724
Virgin Media Bristol, LLC:
Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	595,406
Term Loan, 3.353%, (3 mo. USD LIBOR + 3.25%), 1/31/29	325	324,873
		$3,681,203
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals and Plastics — 5.2%
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	$825	$ 821,778
Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27	473	470,735
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 9/29/27(8)	300	301,125
Messer Industries GmbH, Term Loan, 2.647%, (3 mo. USD LIBOR + 2.50%), 3/1/26	464	460,884
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24	503	504,994
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	343	341,356
NIC Acquisition Corp., Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 12/29/27	374	374,296
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	417	414,511
Pregis TopCo Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 7/31/26	397	397,669
Rohm Holding GmbH, Term Loan, 4.978%, (6 mo. USD LIBOR + 4.75%), 7/31/26	348	349,569
Solenis Holdings, LLC, Term Loan, 4.135%, (3 mo. USD LIBOR + 4.00%), 6/26/25	498	498,340
Starfruit Finco B.V., Term Loan, 3.133%, (USD LIBOR + 2.75%), 10/1/25(7)	477	473,780
Trinseo Materials Operating S.C.A., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/6/24	496	491,606
		$5,900,643
Containers and Glass Products — 1.3%
Berry Global, Inc., Term Loan, 1.827%, (1 mo. USD LIBOR + 1.75%), 7/1/26	$66	$65,602
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	581	579,279
Libbey Glass, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/13/25	184	191,235
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(7)	299	299,873
Reynolds Consumer Products, LLC., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 2/4/27	152	150,594
Reynolds Group Holdings, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26	149	148,473
		$1,435,056
Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$249	$247,329
		$247,329

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Drugs — 2.7%
Albany Molecular Research, Inc.:
Term Loan, 8/30/24(8)	$250	$ 250,750
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	193	192,921
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	92	91,988
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	398	399,658
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	521	523,117
Elanco Animal Health Incorporated, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 8/2/27	145	143,379
Grifols Worldwide Operations USA, Inc., Term Loan, 2.088%, (1 week USD LIBOR + 2.00%), 11/15/27	49	48,816
Horizon Therapeutics USA, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28	249	248,440
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 4/21/28	250	251,228
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	938	937,592
		$3,087,889
Ecological Services and Equipment — 1.1%
GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	$711	$711,972
US Ecology Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 11/1/26	492	493,680
		$1,205,652
Electronics/Electrical — 27.0%
Applied Systems, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24	$1,058	$1,057,765
Aptean, Inc.:
Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26	396	395,578
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27	300	299,250
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	647	647,687
Banff Merger Sub, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,161	1,155,327
Barracuda Networks, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25	648	651,001
Cambium Learning Group, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/18/25	341	343,360
CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26	788	785,266
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Constant Contact, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	$355	$ 353,930
Term Loan, 4.75%, 2/10/28(9)	95	95,086
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	113	112,862
Cvent, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 11/29/24	249	245,917
Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	350	351,203
DG Investment Intermediate Holdings 2, Inc.:
Term Loan, 4.32%, 3/31/28(9)	87	86,937
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28	413	415,125
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	550	551,203
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	572	574,270
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	598	602,922
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	1,400	1,400,082
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	588	588,987
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	913	899,452
Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27	346	347,799
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,291	1,295,043
IGT Holding IV AB, Term Loan, 3/31/28(8)	550	552,063
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	74	74,769
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	324	325,133
Informatica, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/25/27	890	885,852
LogMeIn, Inc., Term Loan, 4.827%, (1 mo. USD LIBOR + 4.75%), 8/31/27	374	373,289
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	172	174,259
Magenta Buyer, LLC:
Term Loan, 5/3/28(8)	650	650,696
Term Loan - Second Lien, 5/3/29(8)	175	173,688
Marcel LUX IV S.a.r.l., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/15/26	346	345,160
MaxLinear, Inc., Term Loan, 6/17/28(8)	150	149,859
Milano Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	648	650,456

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26	$99	$ 99,471
NCR Corporation, Term Loan, 2.69%, (3 mo. USD LIBOR + 2.50%), 8/28/26	120	119,113
Panther Commercial Holdings L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	725	727,266
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	425	426,690
Proofpoint, Inc., Term Loan, 6/9/28(8)	450	448,101
ProQuest, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 10/23/26	722	722,001
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	399	397,442
Realpage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	975	973,416
Recorded Books, Inc., Term Loan, 4.08%, (1 mo. USD LIBOR + 4.00%), 8/29/25	500	501,250
Redstone Buyer, LLC:
Term Loan, 0.00%, 4/27/28(9)	141	140,733
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	359	359,579
Renaissance Holding Corp., Term Loan, 3.343%, (1 mo. USD LIBOR + 3.25%), 5/30/25	479	475,145
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	31	31,200
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	102	102,185
Sophia, L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	1,170	1,172,622
SurveyMonkey, Inc., Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), 10/10/25	496	494,313
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	299	299,923
Syncsort Incorporated, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28	550	549,450
Tech Data Corporation, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/25	124	124,404
Thoughtworks, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28	449	449,773
Tibco Software, Inc.:
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	612	610,651
Term Loan - Second Lien, 3/3/28(8)	406	413,015
TTM Technologies, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 9/28/24	101	100,604
Ultimate Software Group, Inc. (The):
Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	418	418,781
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	422	422,609
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25	$524	$ 525,754
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	209	209,754
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	273	275,397
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	965	961,583
Vungle, Inc., Term Loan, 5.604%, (1 mo. USD LIBOR + 5.50%), 9/30/26	247	248,564
Zebra Buyer LLC, Term Loan, 4/21/28(8)	300	301,344
		$ 30,713,409
Equipment Leasing — 1.8%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$950	$948,601
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	199	199,261
Delos Finance S.a.r.l., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 10/6/23	950	950,371
		$2,098,233
Financial Intermediaries — 3.1%
Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$490	$490,555
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	750	749,648
Edelman Financial Center, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/7/28	450	450,937
FinCo I, LLC, Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 6/27/25	767	765,966
Focus Financial Partners, LLC:
Term Loan, 6/24/28(8)	33	32,744
Term Loan, 7/1/28(8)	142	141,891
Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24	173	171,486
Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26	260	258,595
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	417	417,174
		$3,478,996
Food Products — 1.8%
Alphabet Holding Company, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$1,146	$1,145,474
Froneri International, Ltd., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27	520	512,701

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
H Food Holdings, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	$49	$ 49,639
Nomad Foods Europe Midco Limited, Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 5/15/24	294	292,894
		$ 2,000,708
Food Service — 0.6%
IRB Holding Corp.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	$313	$ 312,775
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	249	248,880
US Foods, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/13/26	147	145,410
		$707,065
Forest Products — 0.4%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	$500	$501,719
		$501,719
Health Care — 14.0%
Accelerated Health Systems, LLC, Term Loan, 3.591%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$49	$48,689
ADMI Corp.:
Term Loan, 12/23/27(8)	125	124,981
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 4/30/25	321	317,423
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	174	172,941
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26	716	720,867
Avantor Funding, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24	550	551,619
Cano Health, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	108	108,189
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	599	598,970
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	595	594,818
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/1/24	545	546,067
Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26	547	547,757
Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25	488	418,641
GHX Ultimate Parent Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/28/24	598	599,563
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	$285	$ 285,984
Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25	691	690,936
IQVIA, Inc., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 6/11/25	492	490,155
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	694	696,543
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	936	934,802
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(9)	26	25,861
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/18/28(7)	555	557,060
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/2/28	18	17,545
Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26	844	846,620
Ortho-Clinical Diagnostics S.A., Term Loan, 3.089%, (1 mo. USD LIBOR + 3.00%), 6/30/25	745	745,189
Parexel International Corporation, Term Loan, 2.845%, (1 mo. USD LIBOR + 2.75%), 9/27/24	350	348,359
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	399	398,608
Radiology Partners, Inc., Term Loan, 4.325%, (1 mo. USD LIBOR + 4.25%), 7/9/25	591	591,661
RadNet, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/22/28	1,050	1,050,000
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	822	818,094
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	349	350,655
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	474	476,684
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	446	443,624
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	299	300,739
Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	565	567,327
		$15,986,971
Home Furnishings — 2.0%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28	$300	$298,968
AI Aqua Merger Sub, Inc.:
Term Loan, 6/16/28(8)	56	55,747
Term Loan, 6/16/28(8)	444	445,972

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Home Furnishings (continued)
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	$500	$ 501,687
Mattress Firm, Inc, Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	332	338,527
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	152	153,561
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	503	481,261
		$ 2,275,723
Industrial Equipment — 7.2%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$369	$ 369,972
Altra Industrial Motion Corp., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 10/1/25	55	54,707
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	450	449,906
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	156	156,438
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	143	141,327
Clark Equipment Company, Term Loan, 1.982%, (3 mo. USD LIBOR + 1.84%), 5/18/24	587	583,024
CPM Holdings, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 11/17/25	618	614,056
DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	640	641,032
Dynacast International, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25	299	300,372
Engineered Machinery Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/19/24	448	448,058
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28	125	124,473
Filtration Group Corporation, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/29/25	488	485,171
Gardner Denver, Inc.:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	25	24,443
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/1/27	619	619,781
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26	373	373,887
Hayward Industries, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/12/28	625	624,609
Hillman Group Inc. (The):
Term Loan, 2/24/28(8)	332	332,143
Term Loan, 2/24/28(8)	68	67,440
Ingersoll-Rand Services Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	99	97,771
Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Equipment (continued)
LTI Holdings, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25	$247	$ 243,819
Madison IAQ, LLC, Term Loan, 6/21/28(8)	225	225,394
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	212	205,319
Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25	290	285,642
Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27	448	449,496
Welbilt, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/23/25	300	297,937
		$ 8,216,217
Insurance — 3.3%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$245	$242,780
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	99	99,424
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	498	494,984
AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27	669	666,243
Asurion, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	746	738,613
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 7/31/27	40	39,493
Term Loan - Second Lien, 5.354%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	50,475
Hub International Limited, Term Loan, 2.926%, (3 mo. USD LIBOR + 2.75%), 4/25/25	509	504,104
NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27	344	339,751
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	199	198,847
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	437	433,395
		$3,808,109
Leisure Goods/Activities/Movies — 2.6%
AMC Entertainment Holdings, Inc., Term Loan, 3.086%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$290	$273,372
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	683	675,915
ClubCorp Holdings, Inc., Term Loan, 2.897%, (3 mo. USD LIBOR + 2.75%), 9/18/24	197	190,101
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	383	338,277

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies (continued)
Crown Finance US, Inc.: (continued)
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(10)	$54	$ 67,795
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	525	523,646
Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	494,791
Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24	391	377,338
		$ 2,941,235
Lodging and Casinos — 0.5%
Hilton Grand Vacations Borrower, LLC, Term Loan, 5/19/28(8)	$150	$ 150,258
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	404	389,179
		$539,437
Oil and Gas — 0.3%
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	$299	$297,105
		$297,105
Publishing — 2.9%
Adevinta ASA, Term Loan, 4/20/28(8)	$1,150	$1,152,336
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	347	347,814
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	1,172	1,172,267
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	614	614,386
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(11)	130	5,045
		$3,291,848
Radio and Television — 3.2%
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$171	$105,962
E.W. Scripps Company (The), Term Loan, 3.31%, (1 mo. USD LIBOR + 2.56%, Floor 0.75%), 5/1/26	497	496,458
Entercom Media Corp., Term Loan, 2.595%, (1 mo. USD LIBOR + 2.50%), 11/18/24	307	305,285
Gray Television, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 1/2/26	673	670,428
iHeartCommunications, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	419	415,616
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	594	589,426
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	500	496,041
Borrower/Description	Principal Amount (000's omitted)	Value
Radio and Television (continued)
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	$370	$ 368,726
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	230	230,574
		$ 3,678,516
Retailers (Except Food and Drug) — 2.3%
BJ's Wholesale Club, Inc., Term Loan, 2.073%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$230	$ 230,244
CNT Holdings I Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	349	349,807
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	394	394,400
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	193	191,731
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	750	751,406
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 week USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	650	651,422
		$2,569,010
Steel — 0.9%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	$242	$241,573
Zekelman Industries, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/24/27	752	745,375
		$986,948
Surface Transport — 1.1%
Avis Budget Car Rental, LLC, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 8/6/27	$517	$507,213
Hertz Corporation, (The):
Term Loan, 6/14/28(8)	189	188,374
Term Loan, 6/14/28(8)	36	35,501
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	549	548,733
		$1,279,821
Telecommunications — 4.2%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$961	$950,143
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	387	378,393
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24	241	231,954
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	170	172,180

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Intelsat Jackson Holdings S.A.: (continued)
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	$574	$ 583,088
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	432,771
SBA Senior Finance II, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 4/11/25	674	669,559
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	242	240,011
Zayo Group Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	179,117
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	892,375
		$ 4,729,591
Utilities — 0.7%
Calpine Corporation, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27	$326	$323,947
USIC Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	495	494,927
		$818,874
Total Senior Floating Rate Loans (identified cost $132,275,437)		$133,064,007

Warrants — 0.0%(1)

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(2)(3)	16,341	$ 8,126
		$ 8,126
Health Care Providers & Services — 0.0%(1)
THAIHOT Investment Company US Limited, Exp. 10/13/27(2)(3)(4)	5	$ 5,040
THAIHOT Investment Company US Limited (Contingent Warrants), Exp. 10/13/27(2)(3)(4)	299	0
		$ 5,040
Total Warrants (identified cost $0)		$ 13,166

Short-Term Investments — 4.4%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(12)	4,999,850	$ 4,999,850
Total Short-Term Investments (identified cost $4,999,850)		$ 4,999,850
Total Investments — 128.9% (identified cost $145,647,261)		$146,682,461
Less Unfunded Loan Commitments — (0.2)%		$ (282,503)

Net Investments — 128.7% (identified cost $145,364,758)	$146,399,958
Note Payable — (20.2)%	$(23,000,000)

Other Assets, Less Liabilities — (8.5)%	$ (9,636,879)
Net Assets — 100.0%	$113,763,079

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $6,738,508 or 5.9% of the Fund's net assets.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	The stated interest rate represents the weighted average interest rate at
June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.

Calvert
Floating-Rate Advantage Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2021, the total value of unfunded loan commitments is $282,545.
(10)	Fixed-rate loan.
(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
USD	– United States Dollar

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $4,999,850, which represents 4.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,378,858	$59,030,363	$(57,408,861)	$(832)	$322	$4,999,850	$2,992	4,999,850
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ —	$13,158	$58,913	$72,071
Corporate Bonds	—	7,597,249	—	7,597,249
Exchange-Traded Funds	854,232	—	—	854,232
Preferred Stocks	—	81,886	—	81,886
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	132,781,504	—	132,781,504
Warrants	—	8,126	5,040	13,166
Short-Term Investments	—	4,999,850	—	4,999,850
Total Investments	$854,232	$145,481,773	$63,953	$146,399,958

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.